Estimated Amortization Expense Of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Expected Amortization Expense [Line Items]
2013	$ 3,508
2014	3,214
2015	2,568
2016	2,337
2017	2,211
Thereafter	12,755
Net Balance	$ 26,593	$ 30,185